GEOGRAPHICAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Revenues	$ 308,150	$ 161,123	$ 78,089
Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	308,150	161,123	78,089
United States | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	148,291	77,933	36,439
EMEA | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	97,292	49,747	24,809
Rest of the world | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	$ 62,567	$ 33,443	$ 16,841